Going Concern (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income (Loss) Attributable to Parent	$ 4,306,918	$ 2,384,802
Retained Earnings (Accumulated Deficit)	24,546,557	$ 20,239,639
[custom:WorkingCapitalDeficit-0]	$ 7,012,565